Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Loss for the period	$ (43,215)	$ (28,587)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods :
Net gain (loss) on cash flow hedge	(58)	(18)
Exchange differences on translation of foreign operations	(50)	(42)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	(108)	(60)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods :
Re-measurement gains (losses) on defined benefit plans	(35)	(21)
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods	(35)	(21)
Total other comprehensive income (loss)	(143)	(81)
Total comprehensive income (loss)	(43,358)	(28,668)
Attributable to:
Shareholders of the parent	(43,358)	(28,668)
Non-controlling interests	$ 0	$ 0